John Hancock International Growth Fund Shareholder Fees - Class 1 [Member] - John Hancock International Growth Fund - Class 1	Mar. 31, 2026
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%